INVESTMENT IN SILVERBACK - Schedule of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination (Details) - CAD ($)	12 Months Ended
	May 31, 2020	May 31, 2019
Disclosure of associates [line items]
Opening balance	$ 2,191,433
Income in Silverback for the period/year	97,905	$ 92,843
Ending balance	1,978,043	2,191,433
Silverback Ltd. ("Silverback")
Disclosure of associates [line items]
Opening balance	2,191,431	2,412,873
Income in Silverback for the period/year	97,905	92,843
Distribution	(311,293)	(314,285)
Ending balance	$ 1,978,043	$ 2,191,431